Balance Sheet Details - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Accrued legal and professional fees	$ 529	$ 412
Accrued customer incentives		198
Accrued litigation	3,150
Accrued sales and other taxes		107
Returns reserve liability		315
Other accrued expenses	123	492
Total	$ 3,802	$ 1,524